LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
Schedule of other non-current financial assets

	2022	2023
Financial instruments
At fair value through profit or loss:
Equity	7,624	7,537
Convertible bonds	884	491
At fair value through other comprehensive income:
Equity	22	25
	8,530	8,053
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	115	105
Others (each below Rp100 billion)	8	4
	123	109
Total long-term investments	8,653	8,162